Consolidated Statements of Income and of Comprehensive Income - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Profit or loss [abstract]
Net revenue from services rendered	R$ 1,151,946	R$ 599,247	R$ 3,595,772		R$ 2,054,549		R$ 1,283,616
Net income from financial instruments at amortized cost and at fair value through other comprehensive income	202,497	65,822	199,947		114,442		79,380
Net income from financial instruments at fair value through profit or loss	380,398	268,923	1,332,089		789,462		543,654
Total revenue and income	1,734,841	933,992	5,127,808		2,958,453		1,906,650
Operating costs	(578,816)	(307,756)	(1,606,060)		(941,246)		(579,880)
Selling expenses	(28,476)	(24,518)	(155,115)		(96,075)		(32,881)
Administrative expenses	(578,116)	(368,285)	(1,891,481)		(1,176,805)		(649,585)
Other operating income (expenses), net	(13,883)	85,176	153,357		(31,289)		(7,704)
Interest expense on debt	(19,019)	(15,382)	(84,400)		(72,310)		(61,093)
Income before income tax	516,531	303,227	1,544,109		640,728		575,507
Income tax expense	(118,977)	(92,789)	(454,625)		(175,398)		(151,966)
Net income for the period	397,554	210,438	1,089,484		465,330		423,541
Items that can be subsequently reclassified to income
Foreign exchange variation of investees located abroad	56,560	1,325	6,823		18,645		2,034
Gains (losses) on net investment hedge	(56,496)	(843)	(7,133)		(17,495)		(2,386)
Changes in the fair value of financial assets at fair value through other comprehensive income	31,490	(1,183)	698		4,160		210
Other comprehensive income (loss) for the period, net of tax	31,554	(701)	388		5,310		(142)
Total comprehensive income for the period	429,108	209,737	1,089,872		470,640		423,399
Net income attributable to:
Owners of the Parent company	396,860	209,215	1,080,484		461,440		413,874
Non-controllinginterest	694	1,223	9,000		3,890		9,667
Total comprehensive income attributable to:
Owners of the Parent company	428,414	208,514	1,080,872		466,750		413,732
Non-controllinginterest	R$ 694	R$ 1,223	R$ 9,000		R$ 3,890		R$ 9,667
Earnings per share from total income attributable to the ordinary equity holders of the company
Basic earnings per share	R$ 0.7192	R$ 0.4108	R$ 2.1125	[1]	R$ 0.9358	[1]	R$ 0.8535	[1]
Diluted earnings per share	R$ 0.7139	R$ 0.4108	R$ 2.1115	[1]	R$ 0.9358	[1]	R$ 0.8535	[1]

[1]	The basic and diluted earnings per common share are in effect with the reverse share split occurred on November 30, 2019.